Income Tax - Reconciliations between statutory income tax rate and effective income tax rate (Details) - PRC	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(4.29%)	(6.45%)	(6.70%)
Research & development super deduction	(2.42%)	(2.66%)	(1.87%)
Non-deductible expenses	0.66%	1.57%	1.70%
Non-taxable income	(0.00%)	(0.00%)	(0.03%)
Different tax rates of operations in other jurisdictions	0.40%	(0.07%)	(0.42%)
Valuation allowance on deferred tax assets	0.10%	0.09%	0.07%
True up	0.25%	0.04%	(4.05%)
Others	0.01%	0.00%	0.00%
Effective income tax rate	19.71%	17.52%	13.70%